COMMITMENTS AND CONTINGENT LIABILITIES - Funding Agreements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank (FHLB)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	$ 6,643
Issued During the Period	55,648
Repaid During the Period	(53,790)
Long-term Agreements Maturing Within One Year	0
Long-term Agreements Maturing Within Five Years	0
Outstanding Balance, period end	8,501
Difference related to remaining amortization	4	$ 4
Funding Agreement-Backed Notes Program (FABN)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	6,719
Issued During the Period	400
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	0
Long-term Agreements Maturing Within Five Years	0
Foreign Currency Transaction Adjustment	(34)
Outstanding Balance, period end	7,085
Difference related to remaining amortization	66	$ 70
Due in one year or less | Federal Home Loan Bank (FHLB)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	5,353
Issued During the Period	54,316
Repaid During the Period	(53,790)
Long-term Agreements Maturing Within One Year	251
Long-term Agreements Maturing Within Five Years	0
Outstanding Balance, period end	6,130
Due in one year or less | Funding Agreement-Backed Notes Program (FABN)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	0
Issued During the Period	0
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	1,500
Long-term Agreements Maturing Within Five Years	0
Foreign Currency Transaction Adjustment	0
Outstanding Balance, period end	1,500
Due in years two through five | Federal Home Loan Bank (FHLB)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	1,290
Issued During the Period	640
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	(251)
Long-term Agreements Maturing Within Five Years	0
Outstanding Balance, period end	1,679
Due in years two through five | Funding Agreement-Backed Notes Program (FABN)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	4,600
Issued During the Period	400
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	(1,500)
Long-term Agreements Maturing Within Five Years	500
Foreign Currency Transaction Adjustment	0
Outstanding Balance, period end	4,000
Due in more than five years | Federal Home Loan Bank (FHLB)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	0
Issued During the Period	692
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	0
Long-term Agreements Maturing Within Five Years	0
Outstanding Balance, period end	692
Due in more than five years | Funding Agreement-Backed Notes Program (FABN)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	2,119
Issued During the Period	0
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	0
Long-term Agreements Maturing Within Five Years	(500)
Foreign Currency Transaction Adjustment	(34)
Outstanding Balance, period end	1,585
Total long-term funding agreements | Federal Home Loan Bank (FHLB)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	1,290
Issued During the Period	1,332
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	(251)
Long-term Agreements Maturing Within Five Years	0
Outstanding Balance, period end	2,371
Total long-term funding agreements | Funding Agreement-Backed Notes Program (FABN)
Restructuring Reserve [Roll Forward]
Outstanding Balance, period start	6,719
Issued During the Period	400
Repaid During the Period	0
Long-term Agreements Maturing Within One Year	(1,500)
Long-term Agreements Maturing Within Five Years	0
Foreign Currency Transaction Adjustment	(34)
Outstanding Balance, period end	$ 5,585